UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07641

                      ADVANTAGE ADVISERS AUGUSTA FUND, LLC
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               NEW YORK, NY 10166
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               NEW YORK, NY 10022
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                  212-667-4225

                   Date of fiscal year end: DECEMBER 31, 2004

                     Date of reporting period: JUNE 30, 2004



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                     ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.


                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

                     ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)


                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital........................ 1


Schedule of Portfolio Investments............................................ 2


Schedule of Securities Sold, Not Yet Purchased............................... 7


Schedule of Written Options.................................................. 8


Statement of Operations...................................................... 9


Statements of Changes in Members' Capital....................................10


Notes to Financial Statements................................................11

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------


                                                                                                        JUNE 30, 2004
ASSETS                                                                                                   (UNAUDITED)

Investments in securities, at market value (cost - $79,851,921)                                      $         89,785,541
Cash and cash equivalents                                                                                      12,019,702
Due from broker                                                                                                 5,570,652
Receivable for investment securities sold                                                                       5,479,925
Dividends receivable                                                                                               15,873
Interest receivable                                                                                                11,278
Other assets                                                                                                       29,191
                                                                                                     ---------------------

     TOTAL ASSETS                                                                                             112,912,162
                                                                                                     ---------------------

LIABILITIES

Securities sold, not yet purchased, at market value (proceeds - $6,473,714)                                     6,278,345
Unrealized depreciation on forward contract                                                                       459,895
Written options, at market value (premiums - $475,520)                                                            212,125
Payable for investment securities purchased                                                                     6,431,997
Administration fees payable                                                                                        80,360
Accounting and investor services fees payable                                                                      30,022
Dividends payable on securities sold, not yet purchased                                                             3,500
Accrued expenses                                                                                                  159,917
                                                                                                     ---------------------

     TOTAL LIABILITIES                                                                                         13,656,161
                                                                                                     ---------------------


         NET ASSETS                                                                                  $         99,256,001
                                                                                                     =====================

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                                                            $         82,886,225
Accumulated net investment loss                                                                                  (730,278)
Accumulated net realized gain on investments                                                                    7,167,565
Net unrealized appreciation on investments                                                                      9,932,489
                                                                                                     ---------------------

     MEMBERS' CAPITAL - NET ASSETS                                                                   $         99,256,001
                                                                                                     =====================


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                          JUNE 30, 2004
      SHARES                                                                                               MARKET VALUE

                  COMMON STOCK -- 88.13%
                    AIRLINES -- 1.71%
140,000               AMR Corp.*                                                            (a)         $    1,695,400
                                                                                                        --------------
                    AUDIO / VIDEO PRODUCTS - 0.71%
  5,000               Imax Corp.*                                                                               27,650
 95,000               TiVo, Inc.*                                                                              673,550
                                                                                                        --------------
                                                                                                               701,200
                                                                                                        --------------
                    CABLE TELEVISION -- 2.22%
 80,000               Comcast Corp., Special Class A*                                       (b)              2,208,800
                                                                                                        --------------
                    CELLULAR TELECOMMUNICATIONS -- 3.45%
215,000               Nextel Partners, Inc., Class A*                                                        3,422,800
                                                                                                        --------------
                    CHEMICALS - SPECIALTY -- 2.48%
 15,000               Ashland, Inc.                                                                            792,150
270,000               W.R. Grace & Co.*                                                                      1,674,000
                                                                                                        --------------
                                                                                                             2,466,150
                                                                                                        --------------
                    COMMERCIAL BANKS - NON U.S. -- 1.89%
155,000               ICICI Bank Ltd. - Sponsored ADR                                                        1,875,500
                                                                                                        --------------
                    COMPUTERS - INTEGRATED SYSTEMS -- 1.07%
155,000               Geac Computer Corporation Ltd.*                                                        1,060,200
                                                                                                        --------------
                    CONTAINERS - METAL / GLASS -- 1.18%
 70,000               Owens-Illinois, Inc.*                                                                  1,173,200
                                                                                                        --------------
                    DIVERSIFIED MANUFACTURING OPERATIONS -- 2.58%
 37,500               Ingersoll-Rand Co., Class A                                                            2,561,625
                                                                                                        --------------
                    E-COMMERCE / PRODUCTS -- 1.94%
 35,500               Amazon.com, Inc.*                                                                      1,931,200
                                                                                                        --------------
                    E-COMMERCE / SERVICES -- 1.26%
 48,500               Monster Worldwide, Inc.*                                                               1,247,420
                                                                                                        --------------
                    E-MARKETING / INFORMATION -- 1.33%
235,000               24/7 Real Media, Inc.*                                                                 1,318,350
                                                                                                        --------------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS -- 1.40%
 75,000               Vishay Intertechnology, Inc.*                                                          1,393,500
                                                                                                        --------------
                    ENTERPRISE SOFTWARE / SERVICES -- 2.54%
300,000               Novell, Inc.*                                                                          2,517,000
                                                                                                        --------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                                                                          JUNE 30, 2004
      SHARES                                                                                               MARKET VALUE

                  COMMON STOCK (CONTINUED)
                    FINANCE - INVESTMENT BANKER / BROKER -- 2.11%
 45,000               Citigroup, Inc.                                                                   $    2,092,500
                                                                                                        --------------
                    IDENTIFICATION SYSTEMS / DEVICES -- 1.71%
115,000               Symbol Technologies, Inc.                                                              1,695,100
                                                                                                        --------------
                    INDEPENDENT POWER PRODUCER -- 1.00%
230,000               Calpine Corp.*                                                                           993,600
                                                                                                        --------------
                    INSTRUMENTS - CONTROLS -- 1.47%
 47,500               Thermo Electron Corp.*                                                                 1,460,150
                                                                                                        --------------
                    INTERNET SECURITY -- 3.91%
 40,500               Blue Coat Systems, Inc.*                                                               1,356,345
 65,000               Check Point Software Technologies Ltd.*                                                1,754,350
 17,500               Symantec Corp.*                                                                          766,150
                                                                                                        --------------
                                                                                                             3,876,845
                                                                                                        --------------
                    MEDICAL - BIOMEDICAL / GENETICS -- 2.99%
 82,500               Axonyx, Inc.*                                                                            432,300
 30,000               Corgentech, Inc.*                                                                        483,600
415,000               Genelabs Technologies, Inc.*                                                             958,650
142,000               Orchid Biosciences, Inc.*                                                              1,093,400
                                                                                                        --------------
                                                                                                             2,967,950
                                                                                                        --------------
                    MEDICAL - DRUGS -- 5.13%
115,000               Pfizer, Inc.                                                          (a)              3,942,200
 57,500               Valeant Pharmaceuticals International                                                  1,150,000
                                                                                                        --------------
                                                                                                             5,092,200
                                                                                                        --------------
                    MEDICAL - HMO -- 3.00%
 35,000               Aetna, Inc.                                                                            2,975,000
                                                                                                        --------------
                    MEDICAL - NURSING HOMES -- 0.09%
 10,000               Sun Healthcare Group, Inc.                                                                89,900
                                                                                                        --------------
                    MEDICAL INFORMATION SYSTEMS -- 0.00%
      1                Per-Se Technologies, Inc.*                                                                   14
                                                                                                        --------------
                    MEDICAL INSTRUMENTS -- 2.24%
 52,000               Boston Scientific Corp.*                                                               2,225,600
                                                                                                        --------------
                    MEDICAL PRODUCTS -- 0.99%
155,500               Encore Medical Corp.*                                                                    979,650
                                                                                                        --------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                                                                          JUNE 30, 2004
      SHARES                                                                                               MARKET VALUE

                  COMMON STOCK (CONTINUED)
                    OFFICE AUTOMATION & EQUIPMENT -- 1.08%
 20,000               CANON, Inc. - Sponsored ADR                                           (a)         $    1,068,000
                                                                                                        --------------
                    OIL & GAS DRILLING -- 2.28%
 50,000               Nabors Industries Ltd.*                                                                2,261,000
                                                                                                        --------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION -- 3.82%
257,500               Chesapeake Energy Corp.                                                                3,790,400
                                                                                                        --------------
                    PHARMACY SERVICES -- 8.46%
255,000               Caremark Rx, Inc.*                                                    (a)              8,399,700
                                                                                                        --------------
                    PRINTING - COMMERCIAL -- 0.88%
 26,500               R. R. Donnelley & Sons Co.                                                               875,030
                                                                                                        --------------
                    REITS - MORTGAGE -- 0.39%
 48,500               Origen Financial, Inc.*                                                                  385,575
                                                                                                        --------------
                    RETAIL - AUTO PARTS -- 8.38%
117,500               Advance Auto Parts, Inc.*                                             (a)              5,191,150
123,500               The Pep Boys - Manny, Moe & Jack                                                       3,130,725
                                                                                                        --------------
                                                                                                             8,321,875
                                                                                                        --------------
                    RETAIL - PET FOOD & SUPPLIES -- 3.21%
 43,500               PETCO Animal Supplies, Inc.*                                                           1,401,135
 55,000               PETsMART, Inc.                                                        (b)              1,784,750
                                                                                                        --------------
                                                                                                             3,185,885
                                                                                                        --------------
                    RETAIL - SPORTING GOODS -- 1.39%
 60,000               Gander Mountain Co.*                                                                   1,375,800
                                                                                                        --------------
                    SCHOOLS - 1.68%
 67,500               Corinthian Colleges, Inc.*                                                             1,669,950
                                                                                                        --------------
                    SEMICONDUCTOR EQUIPMENT -- 1.12%
 45,000               ASE Test Ltd.*                                                                           331,650
 38,500               Brooks Automation, Inc.*                                                                 775,775
                                                                                                        --------------
                                                                                                             1,107,425
                                                                                                        --------------
                    STEEL - PRODUCERS -- 1.65%
 55,000               International Steel Group, Inc.*                                                       1,636,250
                                                                                                        --------------
                    TELECOMMUNICATIONS EQUIPMENT -- 1.02%
 45,000               Comtech Telecommunications Corp.*                                                      1,015,200
                                                                                                        --------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                                                                          JUNE 30, 2004
      SHARES                                                                                               MARKET VALUE

                  COMMON STOCK (CONTINUED)
                    TELEPHONE - INTEGRATED -- 0.00%
      1               Tele Norte Leste Participacoes S.A. - Sponsored ADR                               $           13
                                                                                                        --------------
                    THERAPEUTICS -- 0.54%
 92,500               Corautus Genetics, Inc.*                                                                 536,500
      1               VIVUS, Inc.*                                                                                   4
                                                                                                        --------------
                                                                                                               536,504
                                                                                                        --------------
                    WEB HOSTING / DESIGN -- 0.55%
 52,500               Kintera, Inc.*                                                                           547,050
                                                                                                        --------------
                    WIRELESS EQUIPMENT -- 1.28%
 96,000               Alvarion Ltd.*                                                                         1,274,880
                                                                                                        --------------
                        TOTAL COMMON STOCK (COST $78,039,253)                                           $   87,471,391
                                                                                                        --------------

                  PRIVATE PLACEMENT -- 0.77%
                    MEDICAL - NURSING HOMES -- 0.77%
 85,000               Sun Healthcare Group, Inc.*                                                              764,150
                                                                                                        --------------
                       TOTAL PRIVATE PLACEMENT (COST $1,079,500)                                        $      764,150
                                                                                                        --------------

                  WARRANTS -- 0.00%
                    COMMERCIAL SERVICES - FINANCE -- 0.00%
  4,460               NCO Group, Inc. - Warrants*                                                                    0
                                                                                                        --------------
                    THERAPEUTICS -- 0.00%
 20,000               Corautus Genetics, Inc. - Warrant*                                                             0
                                                                                                        --------------
                       TOTAL WARRANTS (COST $2,595)                                                     $            0
                                                                                                        --------------



The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


                                                                                                          JUNE 30, 2004
    CONTRACTS                                                                                              MARKET VALUE

                  PURCHASED OPTIONS -- 1.56%
                    CALL OPTIONS -- 1.56%
                    APPLICATIONS SOFTWARE -- 1.56%
  1,625               Microsoft Corp., 07/17/04, $25.00                                                 $      601,250
  5,750               Microsoft Corp., 08/21/04, $27.50                                                        948,750
                                                                                                        --------------
                                                                                                             1,550,000
                                                                                                        --------------
                       TOTAL CALL OPTIONS (COST $730,573)                                                    1,550,000
                                                                                                        --------------
                       TOTAL PURCHASED OPTIONS (COST $730,573)                                          $    1,550,000
                                                                                                        --------------

                       TOTAL INVESTMENTS IN SECURITIES (COST $79,851,921) -- 90.46%                     $   89,785,541
                                                                                                        --------------

                       OTHER ASSETS, LESS LIABILITIES -- 9.54% **                                            9,470,460
                                                                                                        --------------

                       NET ASSETS -- 100.00%                                                             $   99,256,001
                                                                                                        ==============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased, and open written options.
(b)     Security held in connection with an open put or call option contract.
*       Non-income producing security.
** Includes $12,019,702 invested in a PNC Bank Money Market Account, which is 12.11% of net assets.
ADR     American Depository Receipt



The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                     JUNE 30, 2004
SHARES                                                                                               MARKET VALUE

                  SECURITIES SOLD, NOT YET PURCHASED -- (6.33%)
                    AUTOMOBILE / TRUCK PARTS & EQUIPMENT -- (0.34%)
 10,000               Superior Industries International, Inc.                                           $     (334,500)
                                                                                                        --------------
                    CHEMICALS - SPECIALTY -- (0.92%)
 25,000               Lubrizol Corp.                                                                          (915,500)
                                                                                                        --------------
                    DRUG DELIVERY SYSTEMS -- (0.14%)
 10,000               Bentley Pharmaceuticals, Inc.                                                           (137,400)
                                                                                                        --------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS -- (0.35%)
  7,500               Silicon Laboratories, Inc.                                                              (347,625)
                                                                                                        --------------
                    ELECTRONIC DESIGN AUTOMATION -- (0.64%)
 22,500               Synopsys, Inc.                                                                          (639,675)
                                                                                                        --------------
                    MEDICAL - BIOMEDICAL / GENETICS -- (0.29%)
 20,000               Northfield Laboratories, Inc.                                                           (285,200)
                                                                                                        --------------
                    MEDICAL - DRUGS -- (0.58%)
 12,500               AstraZeneca PLC - Sponsored ADR                                                         (570,500)
                                                                                                        --------------
                    MEDICAL LASER SYSTEMS -- (0.35%)
 12,500               Laserscope                                                                              (344,375)
                                                                                                        --------------
                    PLATINUM -- (0.15%)
 10,000               Stillwater Mining Co.                                                                   (150,100)
                                                                                                        --------------
                    RETAIL - AUTOMOBILE -- (0.77%)
 35,000               CarMax, Inc.                                                                            (765,450)
                                                                                                        --------------
                    TRAVEL SERVICES -- (0.74%)
 34,000               Orbitz, Inc., Class A                                                                   (735,080)
                                                                                                        --------------
                    WEB PORTALS / ISP -- (1.06%)
 13,500               Netease.com, Inc. - Sponsored ADR                                                       (558,090)
 15,000               SINA Corp.                                                                              (494,850)
                                                                                                        --------------
                                                                                                            (1,052,940)
                                                                                                        --------------
                       TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $6,473,714)                   $   (6,278,345)
                                                                                                        ==============


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                     JUNE 30, 2004
CONTRACTS                                                                                            MARKET VALUE

                  WRITTEN OPTIONS -- (0.21%)
                    CALL OPTIONS -- (0.13%)
                    CABLE TELEVISION -- (0.01%)
    800               Comcast Corp., Special Class A, 07/17/04, $30.00                                  $       (8,000)
                                                                                                        --------------
                    RETAIL - PET FOOD & SUPPLIES -- (0.12%)
    550               PETsMART, Inc., 07/17/04, $30.00                                                        (123,750)
                                                                                                        --------------
                       TOTAL CALL OPTIONS (PREMIUMS $156,594)                                                 (131,750)
                                                                                                        --------------
                    PUT OPTIONS -- (0.08%)
                    APPLICATIONS SOFTWARE -- (0.08%)
  5,125               Microsoft Corp., 10/16/04, $22.50                                                        (76,875)
                                                                                                        --------------
                    RETAIL - AUTOMOBILE -- 0.00%
    175              CarMax, Inc., 07/17/04, $20.00                                                             (3,500)
                                                                                                        --------------
                       TOTAL PUT OPTIONS (PREMIUMS $318,926)                                                   (80,375)
                                                                                                        --------------
                       TOTAL WRITTEN OPTIONS (PREMIUMS $475,520)                                        $     (212,125)
                                                                                                        ==============




The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                                                                            SIX MONTHS ENDED
                                                                                                              JUNE 30, 2004
                                                                                                               (UNAUDITED)

INVESTMENT INCOME
    Dividends, net of withholding taxes of $690                                                            $         206,608
    Interest                                                                                                         107,649
                                                                                                           -----------------
                                                                                                                     314,257
                                                                                                           -----------------
EXPENSES
       Administration fees                                                                                           497,258
       Dividends on securities sold, not yet purchased                                                                98,506
       Prime broker fees                                                                                              90,846
       Custodian fees                                                                                                 75,205
       Accounting and investor services fees                                                                          73,857
       Audit and tax fees                                                                                             72,479
       Legal fees                                                                                                     58,602
       Insurance expense                                                                                              29,503
       Board of Managers' fees and expenses                                                                           17,863
       Registration expense                                                                                            7,317
       Miscellaneous                                                                                                  23,099
                                                                                                           -----------------
                  TOTAL EXPENSES                                                                                   1,044,535
                                                                                                           -----------------

                  NET INVESTMENT LOSS                                                                               (730,278)
                                                                                                           -----------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    REALIZED GAIN (LOSS) ON INVESTMENTS:
       Investment securities                                                                                       6,973,734
       Written options                                                                                              (100,924)
       Securities sold, not yet purchased                                                                            310,905
       Futures                                                                                                       (16,150)
                                                                                                           -----------------

          NET REALIZED GAIN ON INVESTMENTS                                                                         7,167,565

    NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS                                                          (4,997,751)
                                                                                                           -----------------

          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                          2,169,814
                                                                                                           -----------------

          INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                                  $       1,439,536
                                                                                                           =================


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                        GENERAL       LIMITED
                                        PARTNER       PARTNERS       TOTAL
                                        -------       --------       -----
PARTNERS' CAPITAL,
      DECEMBER 31, 2002                   $646,273   $71,554,174  $72,200,447
                                          --------   -----------  -----------

FROM INVESTMENT ACTIVITIES
   Net investment income (loss)                751      (175,233)    (174,482)
   Net realized gain on investments         41,057     4,551,522    4,592,579
   Net change in unrealized
     appreciation on investments            64,227     7,092,832    7,157,059
   Incentive allocation                         --            --           --
                                          --------   -----------  -----------
     INCREASE IN PARTNERS' CAPITAL
         DERIVED FROM INVESTMENT
              ACTIVITIES                   106,035    11,469,121   11,575,156
                                          --------   -----------  -----------
PARTNERS' CAPITAL TRANSACTIONS
   Capital contributions                        --       106,078      106,078
   Capital withdrawals                          --            --           --
                                          --------   -----------  -----------
     INCREASE IN PARTNERS' CAPITAL
         DERIVED FROM INVESTMENT
              TRANSACTIONS                      --       106,078      106,078
                                          --------   -----------  -----------
PARTNERS' CAPITAL, MAY 8, 2003*           $752,308   $83,129,373  $83,881,681
                                          ========   ===========  ===========

                                          SPECIAL
                                         ADVISORY
                                          MEMBER       MEMBERS       TOTAL
                                         --------      -------       -----
MEMBERS' CAPITAL, MAY 8, 2003              $    --   $83,881,681  $83,881,681
                                          --------   -----------  -----------
FROM INVESTMENT ACTIVITIES
   Net investment loss                          --      (507,744)    (507,744)
   Net realized gain on investments             --    24,131,662   24,131,662
   Net change in unrealized
     appreciation on investments                --     2,023,869    2,023,869
   Incentive allocation                    254,605      (254,605)          --
                                          --------   -----------  -----------
     INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM INVESTMENT
              ACTIVITIES                   254,605    25,393,182   25,647,787
                                          --------   -----------  -----------
MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                        --     1,800,500    1,800,500
   Capital withdrawals                    (254,605)  (15,369,516) (15,624,121)
                                          --------   -----------  -----------
     DECREASE IN MEMBERS' CAPITAL
          DERIVED FROM CAPITAL
                TRANSACTIONS              (254,605)  (13,569,016) (13,823,621)
                                          --------   -----------  -----------
MEMBERS' CAPITAL,
      DECEMBER 31, 2003                    $    --   $95,705,847  $95,705,847
                                          --------   -----------  -----------


                                          SPECIAL
                                         ADVISORY
                                          MEMBER       MEMBERS       TOTAL
                                         --------      -------       -----
MEMBERS' CAPITAL, DECEMBER 31, 2003        $    --   $95,705,847  $95,705,847
                                          --------   -----------  -----------
FROM INVESTMENT ACTIVITIES
   Net investment loss                          --      (730,278)    (730,278)
   Net realized gain on investments             --     7,167,565    7,167,565
   Net change in unrealized
     depreciation on investments                --    (4,997,751)  (4,997,751)
   Incentive allocation                         --            --           --
                                          --------   -----------  -----------
     INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM INVESTMENT
              ACTIVITIES                        --     1,439,536    1,439,536
                                          --------   -----------  -----------
MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                        --     2,110,618    2,110,618
   Capital withdrawals                          --            --           --
                                          --------   -----------  -----------
     INCREASE IN MEMBERS' CAPITAL
          DERIVED FROM CAPITAL
                TRANSACTIONS                    --     2,110,618    2,110,618
                                          --------   -----------  -----------
MEMBERS' CAPITAL,
      JUNE 30, 2004                        $    --   $99,256,001  $99,256,001
                                          ========   ===========  ===========

*The Company converted from a limited partnership to a limited liability company after the close of business on May 8, 2003.

The  accompanying  notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Advantage Advisers Augusta Fund, L.L.C. (the "Company"), (the "Partnership"), was organized under the Delaware Revised Uniform Limited Partnership Act on May 30, 1996. Effective May 9, 2003 pursuant to the approval of the Limited Partners, the Company was converted to a Delaware limited liability company. At such time, the general partner's interest was converted to a member interest and a Special Advisory Account was established for the investment adviser. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003.

         The Company's investment objective is to achieve capital appreciation. The Company pursues this objective by investing principally in equity securities of publicly-traded U.S. companies. The Company may also invest in equity securities of foreign issuers and in options, bonds and other fixed-income securities of U.S. and foreign issuers, as well as other financial instruments.

         There are four members of the Board of Managers and an investment adviser. The investment adviser is Augusta Management, L.L.C., (the "Adviser"), whose principal members are Oppenheimer Asset Management Inc. ("OAM") and Ardsley Advisory Partners ("Ardsley"). The Adviser serves as the investment adviser to the Company and is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. Investment professionals at Ardsley manage the Company's investment portfolio on behalf of and under the supervision of the Adviser. OAM is a subsidiary of Oppenheimer Holdings Inc. and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). See Subsequent Events footnote for the resignation of Ardsley.

         The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members once in each year effective as of the end of each such year.

         Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on an ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

         B.   PORTFOLIO VALUATION

         The Company's securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

         Prior to April 2003, domestic exchange traded or NASDAQ listed equity securities were valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities were reported on a particular day, the securities were valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by such exchanges.

         Pursuant to a resolution of the Company's Board of Managers passed on July 30, 2003, the valuation methodology set forth below for domestic exchange traded and NASDAQ securities was put in effect reflecting the methodology made available by NASDAQ in April 2003.

        (i) Domestic exchange traded securities (other than options and those securities traded on the NASDAQ) shall be valued:

               (1) at their last composite sale prices as reported on the exchanges where those securities are traded; or

               (2) If no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by those exchanges.

        (ii)   Securities traded on NASDAQ shall be valued:

               (1) at the NASDAQ Official Closing Price ("NOCP") (which is the last trade price at or before 4:00 PM (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.   PORTFOLIO VALUATION (CONTINUED)

               (2) if no NOCP is available, at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

               (3)    if no sale is shown on NASDAQ, at the bid price; or

               (4) if no sale is shown and no bid price is available, the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein.

         Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, purchased and written options will be valued at their bid or ask prices, respectively as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices respectively (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         Futures and forward contracts and options thereon, which are traded on commodities exchanges, are valued at their settlement value as of the close of such exchanges.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.   PORTFOLIO VALUATION (CONTINUED)

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         The Company may enter into transactions in financial futures, foreign exchange options and foreign currency forward contracts that are used for hedging and non-hedging purposes. These contracts are valued at fair value with the resulting gains and losses included in net gain from investment transactions. The Company did not hold any financial futures, foreign exchange options or foreign currency forward contracts at June 30, 2004.

         C.   CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months at the time of purchase as cash equivalents. At June 30, 2004, $12,019,702 in cash equivalents was held at PNC Bank.

         D.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company is made as the Members are individually liable for the income taxes on their share of the Company's income.

         The Company reclassified ($682,226) and $28,724,241 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the year ended December 31, 2003. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable income, loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Oppenheimer provides certain management and administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the six months ended June 30, 2004, Oppenheimer earned $9,800 in brokerage commissions from portfolio transactions executed on behalf of the Company.

         Prior to May 9, 2003, net profits or net losses of the Partnership for each fiscal period were allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners' respective partnership percentages for the fiscal period. At the end of the twelve month period following the admission of a limited partner to the Partnership, and, generally, at the end of each fiscal year thereafter, the general partner of the Partnership was entitled to an incentive allocation of 20% of net profits, if any, that had been credited to the capital account of such limited partner during such period. The incentive allocation was charged to a limited partner only to the extent that cumulative net profits with respect to such limited partner through the close of any period exceeded the highest level of cumulative net profits with respect to such limited partner through the close of any prior period.

         On and after May 9, 2003, net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (except the Special Advisory Member) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation is credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2004, there was no Incentive Allocation to the Special Advisory Member. Based upon the profits through the period ended June 30, 2004, the incentive allocation that would be credited to the Special Advisory Account is $206,517. However, this amount is not reflected in the accompanying Statements of Changes in Members' Capital because the incentive allocation is credited at the end of the calendar year.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PFPC Inc. serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services. The Company pays PFPC an administration fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

         Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the six months ended June 30, 2004, no such sales commissions were earned by Oppenheimer.

     4.  INDEMNIFICATIONS

         The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

     5.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2004, amounted to $210,717,228 and $209,730,439, respectively.

         At June 30, 2004, the aggregate cost for Federal income tax purposes of portfolio investments, securities sold, not yet purchased and written options is $81,659,475, $6,473,714 and $475,520, respectively.

         For Federal income tax purposes, at June 30, 2004, accumulated net unrealized appreciation on investments was $9,555,967, consisting of $12,128,256 gross unrealized appreciation and $2,572,289 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, premiums from written options and excess cash held at the prime broker as of June 30, 2004.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


     6.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of and for the six months ended June 30, 2004, the Company had no outstanding margin borrowings.

     7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and sales of securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts which, at times, may exceed Federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         The Company's foreign exchange trading activities involve the purchase and sale (writing) of foreign exchange options having various maturity dates. The Company may seek to limit its exposure to foreign exchange rate movements by hedging such option positions with foreign exchange positions in spot currency, futures and forward contracts. At June 30, 2004, the Company had no foreign spot currency, futures or options outstanding.

         Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for the same manner as investment securities.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security, index or currency underlying the written option.

         Exercise of an option written by the Company could result in the Company selling or buying a security or currency at a price different from the current market value.

         During the six months ended June 30, 2004, transactions in written options were as follows:


                                                  CALL OPTIONS                                     PUT OPTIONS
                                   --------------------------------------------     -------------------------------------------
                                                                                        NUMBER OF
                                   NUMBER OF CONTRACTS           PREMIUM                CONTRACTS                PREMIUM
                                   --------------------    --------------------     -------------------    --------------------

         Beginning balance                      2,640      $          362,098                   3,350     $           529,850

         Options written                       11,100               2,039,562                  10,885                 835,094

         Options closed                        (7,130)             (1,896,191)                 (8,310)             (1,027,894)

         Options exercised                       (310)                (25,728)                     --                      --

         Options expired                       (4,950)               (323,147)                   (625)                (18,124)
                                   --------------------    ------------------      -------------------    -------------------

         Written options
             outstanding at
             June 30, 2004                       1,350     $         156,594                    5,300      $          318,926
                                  ====================    ====================     ==================     ===================

         The Company may enter into forward contracts for the purchase or sale of a specific security or commodity at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Company may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable contract price and any resulting unrealized gains or losses are recorded in the Company's financial statements. The Company records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the contract. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the security or commodity.

         At June 30, 2004, the Company had an outstanding forward contract to purchase a commodity as follows:


                                                   VALUE ON SETTLEMENT
         OPEN PURCHASE CONTRACT                    DATE                        CURRENT VALUE             UNREALIZED LOSS
         ---------------------------------------   ----------------------      ----------------------    ----------------------
         4,465 oz. Palladium 12/9/04               $1,431,032                  $971,137                  $(459,895)
                                                   ======================      ======================    ======================

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     8.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period end indicated:



                                 SIX MONTHS
                                   ENDED
                                JUNE 30, 2004   DECEMBER 31,      DECEMBER 31,   DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                 (UNAUDITED)        2003             2002           2001              2000             1999
                                -------------   ------------      ------------   ------------      ------------     ------------
   Net assets,
      end of period (000s)       $99,256          $95,706          $72,200        $130,447          $152,013         $181,840
   Ratio of net investment
      loss to average net
      assets***                    (1.48%)*         (0.80%)          (0.92%)         (0.14%)           (0.13%)          (0.48%)
   Ratio of expenses to
      average net assets***         2.12%*           1.99%            1.84%           1.92%             1.80%            1.73%
   Ratio of incentive
      allocation to average
      net assets                       0%*           0.30%               0%              0%             0.11%           11.35%
   Total return--gross**            1.51%           52.98%          (24.40%)         (0.03%)          (13.94%)          72.69%
   Total return--net**              1.21%           42.38%          (24.40%)         (0.03%)          (13.94%)          58.15%
   Portfolio turnover                246%             605%             686%            662%              534%             617%
   Average debt ratio               N/A              N/A              N/A             N/A               0.24%            2.06%

         *      Annualized.
         **     Total return assumes a purchase of an interest in the Company on the first day of the  period and a sale of the  interest  on the last day of the period noted,  gross/net of incentive allocation to the Special Advisory Member,  if any. Total return for period of less  than one year has not  been  annualized.  Prior  period returns  have been  adjusted to conform to the current  period's presentation.
         ***    Ratios do not reflect the effects of incentive allocation to the
                Special Advisory Member.
         N/A    Not applicable

     9.  SUBSEQUENT EVENTS

         Subsequent to June 30, 2004 and through August 15, 2004, the Company received initial and additional capital contributions from Members of $5,678.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

     9.  SUBSEQUENT EVENTS (CONTINUED)

         RESIGNATION OF ARDSLEY ADVISORY PARTNERS

         In light of the determination of Ardsley to withdraw as non-managing member of the Adviser, the Board of Managers has decided to terminate the Company's investment advisory agreement with its investment adviser, Augusta Management, LLC ("Augusta Management"), effective as of August 31, 2004. Oppenheimer Asset Management Inc. ("OAM") conducted a search for a replacement for Ardsley and identified Eden Capital Management Partners, L.P. ("ECM") as a suitable and qualified advisory organization to supply personnel to manage the Fund's portfolio. It is contemplated that ECM will become a non-managing member of Advantage Advisers Management, LLC ("AAM"), which, like the Adviser, is an affiliate of OAM, and that AAM will replace Augusta Management as adviser of the Company, subject to obtaining all required approvals.

         At a meeting held on August 3, 2004, the Board of Managers of the Company, including all of the Managers who are not "interested persons" within the meaning of the Act, approved a new investment advisory agreement pursuant to which AAM will become the Company's investment adviser and assume responsibility for managing the Company's investments. These services will be provided on behalf of AAM by personnel of ECM under the supervision of OAM. This new advisory agreement will be subject to approval by a majority of the Company's members. Prior to obtaining such approval, it is expected that AAM will serve as investment adviser of the Company under the terms of an interim advisory agreement which was approved by the Board of Managers on August 3, 2004.

         In light of the anticipated changes in the Company's investment advisory arrangements, at its August 3, 2004 meeting, the Board of Managers also approved a special tender offer to members beginning on August 3, 2004 and ending on August 30, 2004. Augusta Management has determined to withdraw its entire interest in the Company. However, it is expected that, concurrently with beginning its role as the Company's investment adviser, AAM will purchase interests in the Company.

         As a result of the change in management of the Company's portfolio, the portfolio will be rebalanced to include new investments selected by ECM.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

     I.  PROXY VOTING

         A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission website at http://www.sec.gov.

         Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available, after August 30, 2004, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
     Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) ADVANTAGE ADVISERS AUGUSTA FUND, LLC
             ------------------------------------

By (Signature and Title)*           /S/ MARSHALL DORNFELD
                         -------------------------------------------------------
                                  Marshall Dornfeld, Principal Executive Officer (principal executive officer)

Date                                        AUGUST 24, 2004
-----------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /S/ MARSHALL DORNFELD
                         -------------------------------------------------------
                                  Marshall Dornfeld, Principal Executive Officer (principal executive officer)

Date                                        AUGUST 24, 2004
-----------------------------------------------------------

By (Signature and Title)*           /S/ LENARD BRAFMAN
                         -------------------------------------------------------
                                    Lenard Brafman
                                    (principal financial officer)

Date                                        AUGUST 24, 2004
-----------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.

                                                                      Ex-99.Cert

 CERTIFICATION PURSUANT TO RULE 30A-2(A) UNDER THE 1940 ACT AND SECTION 302 OF
                             THE SARBANES-OXLEY ACT

I, Marshall Dornfeld, certify that:

1. I have reviewed this report on Form N-CSR of Advantage Advisers Augusta Fund, LLC;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)  [Omitted]

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:    AUGUST 24, 2004                            /S/ MARSHALL DORNFELD
     -------------------------------        ------------------------------------
                                                   Marshall Dornfeld, Principal
                                                   Executive Officer
                                                   (principal executive officer)

 CERTIFICATION PURSUANT TO RULE 30A-2(A) UNDER THE 1940 ACT AND SECTION 302 OF
                             THE SARBANES-OXLEY ACT

I, Lenard Brafman, certify that:

1. I have reviewed this report on Form N-CSR of Advantage Advisers Augusta Fund, LLC;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)  [Omitted]

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:    AUGUST 24, 2004                             /S/ LENARD BRAFMAN
     ----------------------                 ------------------------------------
                                                   Lenard Brafman
                                                   (principal financial officer)